Loss of Control of Canmart Ltd (Tables)	6 Months Ended
Jun. 30, 2026
Loss of Control of Canmart Ltd [Abstract]
Schedule of Financial Performance and Cash Flow Information	Set out below is the financial performance and cash flow information for the year ended December 31, 2025 related to the discontinued operation:
Year ended December 31,	2025
Net Revenue	$–
Operating expenses	(31,794)
Other income	5,781
(26,013)
Gain on loss of control of subsidiary	533,617
Gain on discontinued operations	$507,604

Exchange differences on translation of discontinued operations	$(794,635)
Other comprehensive income from discontinued operations	$(794,635)

Cash flows provided by (used in) operating activities	$(21,509)
Cash flows provided by (used in) investing activities	174
Cash flows provided by (used in) financing activities	–
Effects of exchange rate changes on cash and cash equivalents	705
Net change in cash used in by the subsidiary	$(20,630)

Carrying amount of net liabilities immediately prior to loss of control of subsidiary	$(12,825)
Reclassification of foreign currency translation reserve	(520,792)
Gain on loss of control of subsidiary	$(533,617)

Schdule of Carrying Amounts of Assets and Liabilities

As at May 30, 2025, the carrying amounts of assets and liabilities of Canmart were as follows:

Cash	$174
Accounts receivable (note 6)	78,737
Prepayments	62,461
Loan receivables (note 11)	592,713
Property, plant and equipment (note 8)	3,067
Intangible assets (note 10)	17,009
Total assets	$754,161

Trade and other payables	$766,986
Total liabilities	$766,986

Net liabilities	$(12,825)